Property. plant and equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Owned assets, cost	$ 1,634,170	$ 1,470,494
Owned assets, accumulated depreciation	455,748	394,143
Owned assets, net book value	1,178,422	1,076,351
Assets under finance lease, cost	94,395	95,797
Assets under finance lease, accumulated depreciation	26,233	29,202
Assets under finance lease, net book value	68,162	66,595
Total property, plant and equipment, cost	1,728,565	1,566,291
Total property, plant and equipment, accumulated depreciation	481,981	423,345
Total property, plant and equipment, net book value	1,246,584	1,142,946
Heavy equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	598,377	503,359
Owned assets, accumulated depreciation	151,136	133,448
Owned assets, net book value	447,241	369,911
Assets under finance lease, cost	55,663	64,691
Assets under finance lease, accumulated depreciation	19,958	19,435
Assets under finance lease, net book value	35,705	45,256
Major component parts in use
Property, Plant and Equipment [Line Items]
Owned assets, cost	775,672	747,036
Owned assets, accumulated depreciation	247,882	207,969
Owned assets, net book value	527,790	539,067
Assets under finance lease, cost	26,848	28,514
Assets under finance lease, accumulated depreciation	4,976	9,580
Assets under finance lease, net book value	21,872	18,934
Other equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	55,443	49,207
Owned assets, accumulated depreciation	35,901	33,952
Owned assets, net book value	19,542	15,255
Assets under finance lease, cost	3,941	37
Assets under finance lease, accumulated depreciation	713	12
Assets under finance lease, net book value	3,228	25
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Owned assets, cost	19,684	20,051
Owned assets, accumulated depreciation	7,895	7,207
Owned assets, net book value	11,789	12,844
Assets under finance lease, cost	7,943	2,555
Assets under finance lease, accumulated depreciation	586	175
Assets under finance lease, net book value	7,357	2,380
Office and computer equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	10,224	10,133
Owned assets, accumulated depreciation	6,988	6,336
Owned assets, net book value	3,236	3,797
Buildings
Property, Plant and Equipment [Line Items]
Owned assets, cost	45,469	45,681
Owned assets, accumulated depreciation	5,946	5,231
Owned assets, net book value	39,523	40,450
Capital inventory and capital work in progress
Property, Plant and Equipment [Line Items]
Owned assets, cost	118,829	84,555
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	118,829	84,555
Land
Property, Plant and Equipment [Line Items]
Owned assets, cost	10,472	10,472
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	$ 10,472	$ 10,472